Risk Management (Details) - Schedule of maturities of the major classes of financial assets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Risk Management (Details) - Schedule of maturities of the major classes of financial assets [Line Items]
Financial assets at FVTPL	$ 28,539	$ 22,780
Effective Interest Rate on interest bearing assets, financial assets at FVTPL
Financial assets at FVOCI	$ 439,212	$ 412,601
Effective Interest Rate on interest bearing assets, financial assets at FVOCI	2.48%	2.53%
Financial assets at amortized cost	$ 2,471	$ 2,706
Effective Interest Rate on interest bearing assets, finacial assets at amortized cost	5.99%	5.86%
Cash and term deposits	$ 422,112	$ 305,651
Effective Interest Rate on interest bearing assets, cash, bank balances and term deposits	1.06%	1.43%
Total financial assets	$ 892,334	$ 743,738
Less than 1 year [Member]
Risk Management (Details) - Schedule of maturities of the major classes of financial assets [Line Items]
Financial assets at FVTPL
Financial assets at FVOCI	43,978	102,617
Financial assets at amortized cost	2,471	2,706
Cash and term deposits	368,024	261,549
Total financial assets	414,473	366,872
1 to 5 years [Member]
Risk Management (Details) - Schedule of maturities of the major classes of financial assets [Line Items]
Financial assets at FVTPL
Financial assets at FVOCI	261,293	181,349
Financial assets at amortized cost
Cash and term deposits	54,088	44,102
Total financial assets	315,381	225,451
More than 5 years [Member]
Risk Management (Details) - Schedule of maturities of the major classes of financial assets [Line Items]
Financial assets at FVTPL
Financial assets at FVOCI	113,174	106,952
Financial assets at amortized cost
Cash and term deposits
Total financial assets	113,174	106,952
Non-interest-bearing items [Member]
Risk Management (Details) - Schedule of maturities of the major classes of financial assets [Line Items]
Financial assets at FVTPL	28,539	22,780
Financial assets at FVOCI	20,767	21,683
Financial assets at amortized cost
Cash and term deposits
Total financial assets	$ 49,306	$ 44,463